Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Employee Benefit Plans
15.	EMPLOYEE BENEFIT PLANS
In January 2016, the Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company has not made any matching contributions under the 401(k) Plan as of September 30, 2021 and 2020.
The Company also maintains a Group Personal Pension Plan (the “GPP Plan”) for all eligible employees in the Company’s United Kingdom offices. The GPP Plan is a defined contribution plan in which employees are eligible to contribute a portion of their salaries, subject to a maximum annual amount as established by Her Majesty’s Revenue and Customs. In 2021 and 2020, the Company matched 3% of employee contributions. The Company contributed $0.1 million for both the three months ended September 30, 2021 and 2020, respectively, and $
0.3
million and
$
0.2
million each for the nine months ended September 30, 2021 and 2020, respectively.

16.	EMPLOYEE BENEFIT PLANS
In January 2016, the Company adopted a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company has not made any matching contributions under the 401(k) Plan as of December 31, 2020 and 2019.
The Company also maintains a Group Personal Pension Plan (the “GPP Plan”) for all eligible employees in the Company’s United Kingdom offices. The GPP Plan is a defined contribution plan in which employees are eligible to contribute a portion of their salaries, subject to a maximum annual amount as established by Her Majesty’s Revenue and Customs. In 2020 and 2019, the Company matched 3% of employee contributions. The Company contributed $0.3 million and $0.2 million to the GPP Plan in the form of matching contributions for the years ended December 31, 2020 and 2019, respectively.